Contribution and Distribution of Affiliated Companies (Details) - USD ($) $ in Millions	Sep. 30, 2020	Jan. 31, 2020
Alphaeon Credit
Contribution and Distribution of Affiliated Companies
Percentage of shares owned	100.00%
Evolus
Contribution and Distribution of Affiliated Companies
Number of shares owned		8,662,346
Percentage of shares owned		26.00%
In-kind dividend value equal to the fair value of the equity investment		$ 105.8
Zelegent, Inc.
Contribution and Distribution of Affiliated Companies
Percentage of shares owned	35.00%
In-kind dividend value equal to the fair value of the equity investment	$ 2.5